COST OF SALES	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
COST OF SALES	COST OF SALES
    Cost of sales in 2020, 2019 and 2018 amounted to €1,686,324 thousand, €1,805,310 thousand and €1,622,905 thousand, respectively, consisting mainly of the cost of materials, components and labor related to the manufacturing and distribution of cars and spare parts, engines sold to Maserati and engines rented to other Formula 1 racing teams. The remaining costs principally includes depreciation, insurance and transportation costs, as well as warranty and product-related costs, which are estimated and recorded at the time of shipment.
    Interest and other financial expenses from financial services activities included within cost of sales in 2020, 2019 and 2018 amounted to €36,628 thousand, €45,083 thousand and €33,828 thousand, respectively.
    Cost of sales in 2018 included €1,451 thousand related to a partial release of the provision for charges to Takata airbag inflator recalls. See Note 23 “Provisions” for additional details.